Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
On December 22, 2017, the U.S. government enacted the Tax Act. The Tax Act makes broad and complex changes to the U.S. tax code including but not limited to a reduction in the U.S. federal corporate tax rate from 35.0% to 21.0%, effective for tax years beginning after December 31, 2017 and a one-time transition tax on the mandatory deemed repatriation of cumulative foreign earnings.
The components of the Company’s income (loss) before income taxes and equity in earnings of non-consolidated affiliates by taxing jurisdiction for the years ended December 31, were:

	2019	2018	2017
Income (Loss):
U.S.	$(17,491)	$(76,960)	$46,997
Non-U.S.	38,358	(11,709)	39,025
	$20,867	$(88,669)	$86,022

The provision (benefit) for income taxes by taxing jurisdiction for the years ended December 31, were:

	2019	2018	2017
Current tax provision
U.S. federal	$2,638	$444	$(1,657)
U.S. state and local	12	2	98
Non-U.S.	2,875	7,584	6,514
	5,525	8,030	4,955
Deferred tax provision (benefit):
U.S. federal	4,635	(10,817)	(173,095)
U.S. state and local	1,130	(3,476)	(7,847)
Non-U.S.	(974)	35,878	7,629
	4,791	21,585	(173,313)
Income tax expense (benefit)	$10,316	$29,615	$(168,358)
A reconciliation of income tax expense (benefit) using the U.S. federal income tax rate compared with actual income tax expense for the years ended December 31, is as follows:

	2019	2018	2017
Income (loss) before income taxes, equity in non-consolidated affiliates and noncontrolling interest	$20,867	$(88,669)	$86,022
Statutory income tax rate	21.0%	21.0%	35.0%
Tax expense (benefit) using U.S. statutory income tax rate	4,382	(18,621)	30,108
State and foreign taxes	1,141	(3,475)	8,791
Non-deductible stock-based compensation	3,823	1,512	1,441
Other non-deductible expense	709	10,091	(220)
Change to valuation allowance	(2,830)	49,482	(103,212)
Effect of the difference in U.S. federal and local statutory rates	1,422	(152)	(2,939)
Impact of tax reform	—	—	(100,472)
Noncontrolling interests	(3,566)	(2,674)	(4,413)
Impact of foreign operations	3,646	1,711	(2,453)
Adjustment to deferred tax balances	—	(8,865)	—
Other, net	1,589	606	5,011
Income tax expense (benefit)	$10,316	$29,615	$(168,358)
Effective income tax rate	49.4%	(33.4)%	(195.7)%

The Company has evaluated the usefulness of our rate reconciliation presented in prior periods which utilized the Canadian statutory tax rate of 26.5%. As the majority of our business operations and shareholders are located in the U.S., we believe using the U.S. statutory rate is more informative. The period 2017 in the table above has been conformed to reflect the U.S. statutory rate.
Income tax expense for the twelve months ended December 31, 2019 was $10,316 (associated with a pretax income of $20,867) compared to an income tax expense of $29,615 (associated with pretax loss of $88,669) for the twelve months ended December 31, 2018. Income tax expense in 2019 included the impact of reducing a valuation allowance primarily associated with Canadian deferred tax assets. Income tax expense in 2018 included the impact of increasing a valuation allowance primarily associated with Canadian deferred tax assets.
Income taxes receivable were $5,025 and $4,388 at December 31, 2019 and 2018, respectively, and were included in other current assets on the balance sheet. Income taxes payable were $11,722 and $10,045 at December 31, 2019 and 2018, respectively, and were included in accrued and other liabilities on the balance sheet. It is the Company’s policy to classify interest and penalties arising in connection with unrecognized tax benefits as a component of income tax expense.
The tax effects of significant temporary differences representing deferred tax assets and liabilities at December 31, were as follows:

	2019	2018
Deferred tax assets:
Capital assets and other	$—	$905
Net operating loss carry forwards	70,265	67,059
Interest deductions	16,797	8,911
Refinancing charge	669	2,926
Goodwill and intangibles	117,421	125,786
Stock compensation	1,736	2,101
Pension plan	4,414	3,872
Unrealized foreign exchange	11,373	14,645
Capital loss carry forwards	13,081	11,827
Right-of-use assets and accounting reserves	77,824	8,280
Gross deferred tax asset	313,580	246,312
Less: valuation allowance	(65,649)	(68,479)
Net deferred tax assets	247,931	177,833
Deferred tax liabilities:
Lease liabilities	$(67,613)	$—
Withholding taxes	(546)	—
Capital assets	(382)	—
Goodwill amortization	(98,677)	(91,726)
Total deferred tax liabilities	(167,218)	(91,726)
Net deferred tax asset (liability)	$80,713	$86,107
Disclosed as:
Deferred tax assets	$84,900	$91,436
Deferred tax liabilities	(4,187)	(5,329)
	$80,713	$86,107

The Company has U.S. federal net operating loss carry forwards of $41,507 and non-U.S. net operating loss carry forwards of $146,037, which expire in years 2020 through 2039. The Company also has total indefinite loss carry forwards of $205,050. These indefinite loss carry forwards consist of $106,329 relating to the U.S. and $98,721 related to capital losses from the Canadian operations. In addition, the Company has net operating loss carry forwards for various state taxing jurisdictions of approximately $172,587.
The Company records a valuation allowance against deferred income tax assets when management believes it is more likely than not that some portion or all of the deferred income tax assets will not be realized. Management evaluates all positive and negative evidence and considers factors such as the reversal of taxable temporary differences, future taxable income, and tax planning strategies. A change to these factors could impact the estimated valuation allowance and income tax expense.
As of December 31, 2018, the Company maintained a valuation allowance against foreign net deferred tax assets of $68,479 as it believed it was more likely than not that some or all of the deferred tax assets would not be realized. This assessment was based on the Company’s historical losses and uncertainties as to the amount of future taxable income.
As of December 31, 2019, the Company evaluated positive and negative evidence in determining the likelihood that it will be able to realize all or some portion of its deferred tax assets prior to their expiration. As of December 31, 2019, the Company’s Canadian three-year cumulative pre-tax income increased compared to the period ended December 31, 2018 and the Company decreased its overall valuation allowance by $2,830. The related effect on the accompanying consolidated statements of operations and comprehensive income or loss resulted in the Company recording a U.S. income tax benefit of $2,830 for the year ended December 31, 2019.
The Company has historically asserted that its unremitted foreign earnings are permanently reinvested, and therefore has not recorded income taxes on such amounts. The Company reevaluated its global cash needs and as a result determined that approximately $5,462 of undistributed foreign earnings from certain international entities are no longer subject to the permanent reinvestment assertion. We recorded a tax expense of $546 representing our estimate of the tax costs associated with this change to our assertion. We have not changed our permanent reinvestment assertion with respect to any other international entities as we intend to use the related historical earnings and profits to fund international operations and investments.
As of December 31, 2019 and 2018, the Company recorded a liability for unrecognized tax benefits as well as applicable penalties and interest in the amount of $1,107 and $973, respectively. As of December 31, 2019 and 2018, accrued penalties and interest included in unrecognized tax benefits were approximately $111 and $87, respectively. The Company identified an uncertainty relating to the future tax deductibility of certain intercompany fees. To the extent that such future benefit will be established, the resolution of this position will have no effect with respect to the consolidated financial statements. If these unrecognized tax benefits were to be recognized, it would affect the Company’s effective tax rate.

	2019	2018	2017
A reconciliation of the change in unrecognized tax benefits is as follows:
Unrecognized tax benefit - Beginning Balance	$887	$1,433	$1,465
Current year positions	275	—	489
Prior period positions	—	7	(436)
Settlements	—	(314)	—
Lapse of statute of limitations	(166)	(239)	(85)
Unrecognized tax benefits - Ending Balance	$996	$887	$1,433

It is reasonably possible that the amount of unrecognized tax benefits could decrease by a range of $200 to $300 in the next twelve months as a result of expiration of certain statute of limitations.
The Company is subject to taxation and files income tax returns in the U.S. federal jurisdiction and in many state and foreign jurisdictions. The U.S. Internal Revenue Service (“IRS”) concluded its review of the 2016 tax year and all years prior to 2016 are closed. The statute of limitations has also expired in non-U.S. jurisdictions through 2014.